INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Deferred tax assets

Deferred tax assets:
Net operating tax carry forwards	$4,390,127
Other	(0)
Gross deferred tax assets	4,390,127
Valuation allowance	(4,390,127)
Net deferred tax assets	$(0)